UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  March 31, 2006
                                                --------------

Check here if Amendment / / ; Amendment Number:  _______
     This Amendment (Check only one):        / / is a restatement.
                                             / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:        Steel Partners II, L.P.
Address:     590 Madison Avenue, 32nd Floor
             New York, New York 10022

Form 13F File Number: 28-10730

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Lauren Isenman
Title:        Attorney-In-Fact for Warren G. Lichtenstein,
              Managing Member of General Partner of Steel Partners II, L.P.
Phone:        212-520-2300

Signature, Place, and Date of Signing:

              /s/ Lauren Isenman, New York, NY, May 15, 2006

Report Type (Check only one):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                         1
                                            ------------------------

Form 13F Information Table Entry Total:                   41
                                            ------------------------

Form 13F Information Table Value Total:           $1,410,014
                                            ------------------------
                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


          No.       Form 13F File Number       Name

           1        28-10766                   Warren G. Lichtenstein
         -------- -------------------------- -----------------------------------

                                                      FORM 13F INFORMATION TABLE

   COLUMN 1                  COLUMN 2  COLUMN 3  COLUMN 4        COLUMN 5           COLUMN 6    COLUMN 7           COLUMN 8
   --------                  --------  --------  --------        --------           --------    --------           --------
                                                                                                               VOTING AUTHORITY
                                                                                                               ----------------
                             TITLE OF              VALUE     SHRS OR   SH/   PUT/   INVESTMENT    OTHER
  NAME OF ISSUER              CLASS       CUSIP   (X$1000)   PRN AMT   PRN   CALL   DISCRETION   MANAGERS     SOLE    SHARED   NONE
  --------------              -----       -----   --------   -------   ---   ----   ----------   --------     ----    ------   ----

AMERICAN INDEPENDENCE CORP    COM NEW   026760405      3405     283711   SH           OTHER         1         0      283711     0

ANGELICA CORP                 COM       034663104     37906    1847250   SH           OTHER         1         0     1847250     0

AVICI SYS INC                 COM NEW   05367L802       156      34992   SH           OTHER         1         0       34992     0

BAIRNCO CORP                  COM       057097107     11868    1110200   SH           OTHER         1         0     1110200     0

BKF CAP GROUP INC             COM       05548G102      9454     727200   SH           OTHER         1         0      727200     0

BLACKROCK HIGH INCOME SHS     SHS BEN
                              INT       09250E107       129      50000   SH           OTHER         1         0       50000     0

BRINKS CO                     COM       109696104    191578    3774200   SH           OTHER         1         0     3774200     0

C&D TECHNOLOGIES INC          COM       124661109      4241     459000   SH           OTHER         1         0      459000     0

CHEROKEE INTL CORP            COM       164450108     11116    2179513   SH           OTHER         1         0     2179513     0

CONTINENTAL MATLS CORP        COM PAR
                              $0.25     211615307      9752     335700   SH           OTHER         1         0      335700     0

CRONOS GROUP S A              SHS       L20708100     17580    1440971   SH           OTHER         1         0     1440971     0

DCAP GROUP INC                COM       233065200        50      18181   SH           OTHER         1         0       18181     0

EARTHLINK INC                 COM       270321102     64229    6725522   SH           OTHER         1         0     6725522     0

ENERGY PARTNERS LTD           COM       29270U105       236      10000   SH           OTHER         1         0       10000     0

ENPRO INDS INC                COM       29355X107    106852    3115228   SH           OTHER         1         0     3115228     0

ENSTAR GROUP INC GA           COM       29358R107     16585     184815   SH           OTHER         1         0      184815     0


GENCORP INC                   COM       368682100     81647    3973100   SH           OTHER         1         0     3973100     0

GRIFFON CORP                  COM       398433102     18737     754300   SH           OTHER         1         0      754300     0

HALLMARK FINL SVCS INC EC     COM       40624Q104       295     174500   SH           OTHER         1         0      174500     0

IDT CORP                      CL B      448947309     11070    1000000   SH           OTHER         1         0     1000000     0

IKON OFFICE SOLUTIONS INC     COM       451713101    198877   13956300   SH           OTHER         1         0    13956300     0

INDEPENDENCE HLDG CO NEW      COM NEW   453440307      2496     108234   SH           OTHER         1         0      108234     0

IPASS INC                     COM       46261V108     19910    2485633   SH           OTHER         1         0     2485633     0

LAYNE CHRISTENSEN CO          COM       521050104     47479    1416447   SH           OTHER         1         0     1416447     0

LUBRIZOL CORP                 COM       549271104      6428     150000   SH           OTHER         1         0      150000     0

NATHANS FAMOUS INC NEW        COM       632347100     12511    1018200   SH           OTHER         1         0     1018200     0

NAUGATUCK VY FINL CORP        COM       639067107       236      21834   SH           OTHER         1         0       21834     0

NEW FRONTIER MEDIA INC        COM       644398109     24032    3166270   SH           OTHER         1         0     3166270     0

NOVOSTE CORP                  COM NEW   67010C209      2350     799337   SH           OTHER         1         0      799337     0

P & F INDS INC                CL A NEW  692830508      5161     351085   SH           OTHER         1         0      351085     0

RONSON CORP                   COM NEW   776338204      1853     438128   SH           OTHER         1         0      438128     0

ROTECH HEALTHCARE INC         COM       778669101     78607    5417450   SH           OTHER         1         0     5417450     0

S L INDS INC                  COM       784413106     24196    1466450   SH           OTHER         1         0     1466450     0

STANDARD MTR PRODS INC        COM       853666105      7083     797598   SH           OTHER         1         0      797598     0

STRATEGIC DISTR INC           COM NEW   862701307      2617     289489   SH           OTHER         1         0      289489     0

STRATOS INTERNATIONAL INC     COM NEW   863100202     17666    2183650   SH           OTHER         1         0     2183650     0


TEMPLE INLAND INC             COM       879868107     65221    1464000   SH           OTHER         1         0     1464000     0

UNITED INDL CORP              COM       910671106    117957    1935950   SH           OTHER         1         0     1935950     0

VECTOR GROUP LTD              COM       92240M108     30926    1622552   SH           OTHER         1         0     1622552     0

WALTER INDS INC               COM       93317Q105    126371    1896900   SH           OTHER         1         0     1896900     0

WEBFINANCIAL CORP             COM NEW   94767P209     21151    1610897   SH           OTHER         1         0     1610897     0
